Post-employment benefits - Summary of Changes in Discount Rate (Detail) (Parenthetical)	Dec. 31, 2025
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in discount rate	0.50%
Percentage decrease in discount rate	(0.50%)
Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase in discount rate	0.50%
Percentage decrease in discount rate	(0.50%)